CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		8 Months Ended	12 Months Ended	4 Months Ended
	Mar. 31, 2012 Successor	Mar. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	May 05, 2010 Predecessor
Revenues:
Advertising revenue	$ 66,794	$ 122,995	$ 646,512	$ 478,133	$ 111,543
Total revenue	66,794	122,995	646,512	478,133	111,543
Operating Expenses:
Selling and marketing	40,726	28,523	246,838	104,323	444,300
Salaries	376,408	214,160	657,975	897,886	818,372
Rent	41,000	36,707	84,090	157,761	69,601
Consulting	70,825		6,005	6,270	10,000
Equity-based compensation	217,546	27,879
Equity-based compensation			9,549	165,789
Management fees	100,000	150,000	125,000	600,000
Transaction costs	2,924,592		4,250,000
Other general and administrative	563,655	136,295	477,249	488,413	126,346
Depreciation and amortization	210,546	217,313	560,101	842,187	67,988
Total operating expenses	4,545,298	810,877	6,416,807	3,262,629	1,536,607
Other income (expenses):
Interest income	3,226	15
Interest income (expense), net			18	(34,670)
Interest expense	(20,922)
Gain on purchase of business			3,565,408
Other income (expense), net	3,268	5,190	51,184	18,633	108,000
Total other income (expenses)	(14,428)	5,205	3,616,610	(16,037)	108,000
Loss from operations	(4,492,932)	(682,677)	(2,153,685)	(2,800,533)	(1,317,064)
Preferred return expense	14,265	23,602	26,080	94,408	137,572
Loss before income taxes	(4,507,197)	(706,279)	(2,179,765)	(2,894,941)	(1,454,636)
Income taxes
Net loss	$ (4,507,197)	$ (706,279)	$ (2,179,765)	$ (2,894,941)	$ (1,454,636)
Net loss per share-basic and diluted	$ (0.27)	$ (0.04)	$ (0.13)	$ (0.17)	$ (0.09)
Weighted average common shares outstanding, basic and diluted	16,836,810	16,909,501	16,909,501	16,895,070	16,892,468